Segmented Information - Sales (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments
Sales	$ 4,321	$ 4,001
PACKAGING PRODUCTS
Disclosure of operating segments
Sales	3,088	2,725
Operating segments | CONTAINERBOARD
Disclosure of operating segments
Sales	1,652	1,370
Operating segments | BOXBOARD EUROPE
Disclosure of operating segments
Sales	838	796
Operating segments | SPECIALTY PRODUCTS
Disclosure of operating segments
Sales	703	620
Operating segments | TISSUE PAPERS
Disclosure of operating segments
Sales	1,268	1,305
Intersegment
Disclosure of operating segments
Sales	(105)	(61)
Intersegment sales and Corporate Activities
Disclosure of operating segments
Sales	$ (35)	$ (29)